UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2024

Date of reporting period:	05/31/2024

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM Jennison Financial Services Fund
Class A:
PFSAX

SEMIANNUAL SHAREHOLDER REPORT – May 31, 2024
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison Financial Services Fund (the
“Fund”) for the period of December 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class A	$74	1.34%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?

Fund’s net assets	$ 141,380,478
Number of fund holdings	34
Portfolio turnover rate for the period	13%
MF188E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 5/31/2024?

Sector Classification	% of Net Assets
Diversified Banks	21.0%
Transaction & Payment Processing Services	13.5%
Asset Management & Custody Banks	10.9%
Regional Banks	10.6%
Property & Casualty Insurance	9.5%
Investment Banking & Brokerage	8.1%
Insurance Brokers	6.7%
Consumer Finance	4.6%
Life & Health Insurance	4.6%
Other Diversified Financial Services	4.0%
Sector Classification	% of Net Assets
Financial Exchanges & Data	2.7%
Reinsurance	2.3%
Mortgage REITs	1.2%
Affiliated Mutual Funds	0.3%
100.0%
Other assets in excess of liabilities	0.0% *
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Financial Services Fund

SHARE CLASS	A
NASDAQ	PFSAX
CUSIP	74441P106
MF188E2A

PGIM Jennison Financial Services Fund
Class C:
PUFCX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2024
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison Financial Services Fund (the
“Fund”) for the period of December 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class C	$117	2.14%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?

Fund’s net assets	$ 141,380,478
Number of fund holdings	34
Portfolio turnover rate for the period	13%
MF188E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Diversified Banks	21.0%
Transaction & Payment Processing Services	13.5%
Asset Management & Custody Banks	10.9%
Regional Banks	10.6%
Property & Casualty Insurance	9.5%
Investment Banking & Brokerage	8.1%
Insurance Brokers	6.7%
Consumer Finance	4.6%
Life & Health Insurance	4.6%
Other Diversified Financial Services	4.0%
Sector Classification	% of Net Assets
Financial Exchanges & Data	2.7%
Reinsurance	2.3%
Mortgage REITs	1.2%
Affiliated Mutual Funds	0.3%
100.0%
Other assets in excess of liabilities	0.0% *
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Financial Services Fund

SHARE CLASS	C
NASDAQ	PUFCX
CUSIP	74441P304
MF188E2C

PGIM Jennison Financial Services Fund
Class R:
PSSRX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2024
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Jennison Financial Services Fund (the
“Fund”) for the period of December 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class R	$88	1.61%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?

Fund’s net assets	$ 141,380,478
Number of fund holdings	34
Portfolio turnover rate for the period	13%
MF188E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Diversified Banks	21.0%
Transaction & Payment Processing Services	13.5%
Asset Management & Custody Banks	10.9%
Regional Banks	10.6%
Property & Casualty Insurance	9.5%
Investment Banking & Brokerage	8.1%
Insurance Brokers	6.7%
Consumer Finance	4.6%
Life & Health Insurance	4.6%
Other Diversified Financial Services	4.0%
Sector Classification	% of Net Assets
Financial Exchanges & Data	2.7%
Reinsurance	2.3%
Mortgage REITs	1.2%
Affiliated Mutual Funds	0.3%
100.0%
Other assets in excess of liabilities	0.0% *
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Financial Services Fund

SHARE CLASS	R
NASDAQ	PSSRX
CUSIP	74441P783
MF188E2R

PGIM Jennison Financial Services Fund
Class Z:
PFSZX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2024
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison Financial Services Fund (the
“Fund”) for the period of December 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class Z	$57	1.04%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?

Fund’s net assets	$ 141,380,478
Number of fund holdings	34
Portfolio turnover rate for the period	13%
MF188E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Diversified Banks	21.0%
Transaction & Payment Processing Services	13.5%
Asset Management & Custody Banks	10.9%
Regional Banks	10.6%
Property & Casualty Insurance	9.5%
Investment Banking & Brokerage	8.1%
Insurance Brokers	6.7%
Consumer Finance	4.6%
Life & Health Insurance	4.6%
Other Diversified Financial Services	4.0%
Sector Classification	% of Net Assets
Financial Exchanges & Data	2.7%
Reinsurance	2.3%
Mortgage REITs	1.2%
Affiliated Mutual Funds	0.3%
100.0%
Other assets in excess of liabilities	0.0% *
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Financial Services Fund

SHARE CLASS	Z
NASDAQ	PFSZX
CUSIP	74441P403
MF188E2Z

PGIM Jennison Financial Services Fund
Class R6:
PFSQX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2024
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Financial Services Fund (the
“Fund”) for the period of December 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class R6	$55	1.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?

Fund’s net assets	$ 141,380,478
Number of fund holdings	34
Portfolio turnover rate for the period	13%
MF188E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Diversified Banks	21.0%
Transaction & Payment Processing Services	13.5%
Asset Management & Custody Banks	10.9%
Regional Banks	10.6%
Property & Casualty Insurance	9.5%
Investment Banking & Brokerage	8.1%
Insurance Brokers	6.7%
Consumer Finance	4.6%
Life & Health Insurance	4.6%
Other Diversified Financial Services	4.0%
Sector Classification	% of Net Assets
Financial Exchanges & Data	2.7%
Reinsurance	2.3%
Mortgage REITs	1.2%
Affiliated Mutual Funds	0.3%
100.0%
Other assets in excess of liabilities	0.0% *
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Financial Services Fund

SHARE CLASS	R6
NASDAQ	PFSQX
CUSIP	74441P734
MF188E2R6

PGIM Jennison Health Sciences Fund
Class A:
PHLAX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2024
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison Health Sciences Fund (the
“Fund”) for the period of December 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class A	$61	1.13%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?

Fund’s net assets	$ 1,753,268,872
Number of fund holdings	55
Portfolio turnover rate for the period	44%
MF188E4A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Biotechnology	33.6%
Pharmaceuticals	31.2%
Health Care Equipment	13.5%
Managed Health Care	8.5%
Life Sciences Tools & Services	7.1%
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	3.1%
Health Care Supplies	2.4%
Health Care Services	2.1%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Health Sciences Fund

SHARE CLASS	A
NASDAQ	PHLAX
CUSIP	74441P502
MF188E4A

PGIM Jennison Health Sciences Fund
Class C:
PHLCX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2024
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison Health Sciences Fund (the
“Fund”) for the period of December 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class C	$106	1.96%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?

Fund’s net assets	$ 1,753,268,872
Number of fund holdings	55
Portfolio turnover rate for the period	44%
MF188E4C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Biotechnology	33.6%
Pharmaceuticals	31.2%
Health Care Equipment	13.5%
Managed Health Care	8.5%
Life Sciences Tools & Services	7.1%
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	3.1%
Health Care Supplies	2.4%
Health Care Services	2.1%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Health Sciences Fund

SHARE CLASS	C
NASDAQ	PHLCX
CUSIP	74441P700
MF188E4C

PGIM Jennison Health Sciences Fund
Class R:
PJHRX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2024
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Jennison Health Sciences Fund (the
“Fund”) for the period of December 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class R	$79	1.46%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?

Fund’s net assets	$ 1,753,268,872
Number of fund holdings	55
Portfolio turnover rate for the period	44%
MF188E4R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Biotechnology	33.6%
Pharmaceuticals	31.2%
Health Care Equipment	13.5%
Managed Health Care	8.5%
Life Sciences Tools & Services	7.1%
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	3.1%
Health Care Supplies	2.4%
Health Care Services	2.1%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Health Sciences Fund

SHARE CLASS	R
NASDAQ	PJHRX
CUSIP	74441P791
MF188E4R

PGIM Jennison Health Sciences Fund
Class Z:
PHSZX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2024
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison Health Sciences Fund (the
“Fund”) for the period of December 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class Z	$46	0.85%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?

Fund’s net assets	$ 1,753,268,872
Number of fund holdings	55
Portfolio turnover rate for the period	44%
MF188E4Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Biotechnology	33.6%
Pharmaceuticals	31.2%
Health Care Equipment	13.5%
Managed Health Care	8.5%
Life Sciences Tools & Services	7.1%
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	3.1%
Health Care Supplies	2.4%
Health Care Services	2.1%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Health Sciences Fund

SHARE CLASS	Z
NASDAQ	PHSZX
CUSIP	74441P866
MF188E4Z

PGIM Jennison Health Sciences Fund
Class R6:
PHLQX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2024
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Health Sciences Fund (the
“Fund”) for the period of December 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class R6	$42	0.77%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?

Fund’s net assets	$ 1,753,268,872
Number of fund holdings	55
Portfolio turnover rate for the period	44%
MF188E4R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Biotechnology	33.6%
Pharmaceuticals	31.2%
Health Care Equipment	13.5%
Managed Health Care	8.5%
Life Sciences Tools & Services	7.1%
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	3.1%
Health Care Supplies	2.4%
Health Care Services	2.1%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Health Sciences Fund

SHARE CLASS	R6
NASDAQ	PHLQX
CUSIP	74441P775
MF188E4R6

PGIM Jennison Utility Fund
Class A:
PRUAX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2024
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class A	$46	0.85%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?

Fund’s net assets	$ 3,130,220,900
Number of fund holdings	31
Portfolio turnover rate for the period	28%
MF105E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Electric Utilities	58.8%
Multi-Utilities	25.4%
Independent Power Producers & Energy Traders	8.3%
Oil & Gas Storage & Transportation	4.6%
Affiliated Mutual Funds (3.8% represents investments purchased with collateral from securities on loan)	4.0%
Renewable Electricity	1.7%
Gas Utilities	0.8%
103.6%
Liabilities in excess of other assets	(3.6)%
100.0%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Utility Fund

SHARE CLASS	A
NASDAQ	PRUAX
CUSIP	74441P858
MF105E2A

PGIM Jennison Utility Fund
Class C:
PCUFX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2024
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class C	$90	1.65%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?

Fund’s net assets	$ 3,130,220,900
Number of fund holdings	31
Portfolio turnover rate for the period	28%
MF105E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Electric Utilities	58.8%
Multi-Utilities	25.4%
Independent Power Producers & Energy Traders	8.3%
Oil & Gas Storage & Transportation	4.6%
Affiliated Mutual Funds (3.8% represents investments purchased with collateral from securities on loan)	4.0%
Renewable Electricity	1.7%
Gas Utilities	0.8%
103.6%
Liabilities in excess of other assets	(3.6)%
100.0%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Utility Fund

SHARE CLASS	C
NASDAQ	PCUFX
CUSIP	74441P833
MF105E2C

PGIM Jennison Utility Fund
Class R:
JDURX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2024
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class R	$61	1.12%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?

Fund’s net assets	$ 3,130,220,900
Number of fund holdings	31
Portfolio turnover rate for the period	28%
MF105E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Electric Utilities	58.8%
Multi-Utilities	25.4%
Independent Power Producers & Energy Traders	8.3%
Oil & Gas Storage & Transportation	4.6%
Affiliated Mutual Funds (3.8% represents investments purchased with collateral from securities on loan)	4.0%
Renewable Electricity	1.7%
Gas Utilities	0.8%
103.6%
Liabilities in excess of other assets	(3.6)%
100.0%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Utility Fund

SHARE CLASS	R
NASDAQ	JDURX
CUSIP	74441P825
MF105E2R

PGIM Jennison Utility Fund
Class Z:
PRUZX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2024
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class Z	$32	0.58%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?

Fund’s net assets	$ 3,130,220,900
Number of fund holdings	31
Portfolio turnover rate for the period	28%
MF105E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Electric Utilities	58.8%
Multi-Utilities	25.4%
Independent Power Producers & Energy Traders	8.3%
Oil & Gas Storage & Transportation	4.6%
Affiliated Mutual Funds (3.8% represents investments purchased with collateral from securities on loan)	4.0%
Renewable Electricity	1.7%
Gas Utilities	0.8%
103.6%
Liabilities in excess of other assets	(3.6)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Utility Fund

SHARE CLASS	Z
NASDAQ	PRUZX
CUSIP	74441P817
MF105E2Z

PGIM Jennison Utility Fund
Class R6:
PRUQX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2024
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class R6	$28	0.51%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?

Fund’s net assets	$ 3,130,220,900
Number of fund holdings	31
Portfolio turnover rate for the period	28%
MF105E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Electric Utilities	58.8%
Multi-Utilities	25.4%
Independent Power Producers & Energy Traders	8.3%
Oil & Gas Storage & Transportation	4.6%
Affiliated Mutual Funds (3.8% represents investments purchased with collateral from securities on loan)	4.0%
Renewable Electricity	1.7%
Gas Utilities	0.8%
103.6%
Liabilities in excess of other assets	(3.6)%
100.0%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Utility Fund

SHARE CLASS	R6
NASDAQ	PRUQX
CUSIP	74441P726
MF105E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosure specified by paragraph (c)(3) of that rule. – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

PRUDENTIAL SECTOR FUNDS, INC.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

MAY 31, 2024

Table of Contents	Financial Statements and Other Information	May 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Jennison Financial Services Fund	2
PGIM Jennison Health Sciences Fund	15
PGIM Jennison Utility Fund	28
Notes to Financial Statements	40

Other Information - Form N-CSR Items 8-11	65

Glossary

The following abbreviations are used in the Funds’ descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

MLP—Master Limited Partnership

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

PGIM Jennison Financial Services Fund

Schedule of Investments (unaudited)

as of May 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.7%

COMMON STOCKS

Asset Management & Custody Banks 10.9%

AllianceBernstein Holding, MLP	43,261	$1,451,406

Ares Management Corp. (Class A Stock)	16,636	2,331,868

Blackstone, Inc.	4,974	599,367

Bridge Investment Group Holdings, Inc. (Class A Stock)	94,362	730,362

KKR & Co., Inc.	100,558	10,341,385

		15,454,388

Consumer Finance 4.7%

American Express Co.	27,366	6,567,840

Diversified Banks 20.9%

Bank of America Corp.	172,358	6,892,597

JPMorgan Chase & Co.	71,637	14,515,805

NU Holdings Ltd. (Brazil) (Class A Stock)*	180,309	2,142,071

PNC Financial Services Group, Inc. (The)	37,826	5,953,434

		29,503,907

Financial Exchanges & Data 2.7%

Moody’s Corp.	9,469	3,759,098

Insurance Brokers 6.7%

Marsh & McLennan Cos., Inc.	28,146	5,842,547

Ryan Specialty Holdings, Inc.	65,449	3,634,383

		9,476,930

Investment Banking & Brokerage 8.1%

Goldman Sachs Group, Inc. (The)	19,484	8,894,836

Houlihan Lokey, Inc.	10,599	1,434,575

Marex Group PLC (United Kingdom)*	57,852	1,169,767

		11,499,178

Life & Health Insurance 4.6%

MetLife, Inc.	90,604	6,557,011

Mortgage REITs 1.2%

Ladder Capital Corp., REIT	148,877	1,664,445

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Other Diversified Financial Services 4.0%

Apollo Global Management, Inc.	48,433	$5,625,977

Property & Casualty Insurance 9.5%

Chubb Ltd.	33,311	9,021,285

Progressive Corp. (The)	20,573	4,344,606

		13,365,891

Regional Banks 10.6%

East West Bancorp, Inc.	23,490	1,742,723

Eastern Bankshares, Inc.	94,119	1,289,430

Enterprise Financial Services Corp.	28,572	1,105,451

First Bancorp	38,922	1,227,989

First Interstate BancSystem, Inc. (Class A Stock)	38,852	1,031,132

Pinnacle Financial Partners, Inc.	20,686	1,644,744

Truist Financial Corp.	152,155	5,743,851

Wintrust Financial Corp.	12,385	1,221,285

		15,006,605

Reinsurance 2.3%

RenaissanceRe Holdings Ltd. (Bermuda)	14,549	3,315,135

Transaction & Payment Processing Services 13.5%

Adyen NV (Netherlands), 144A*	1,607	2,083,933

Mastercard, Inc. (Class A Stock)	16,815	7,517,482

Visa, Inc. (Class A Stock)	34,777	9,475,342

		19,076,757

TOTAL LONG-TERM INVESTMENTS (cost $82,698,690)		140,873,162

See Notes to Financial Statements.

Prudential Sector Funds  3

PGIM Jennison Financial Services Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.550%) (cost $475,070)(wb)	475,070	$475,070

TOTAL INVESTMENTS 100.0% (cost $83,173,760)		141,348,232
Other assets in excess of liabilities 0.0%		32,246

NET ASSETS 100.0%		$141,380,478

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Asset Management & Custody Banks	$15,454,388	$—	$—
Consumer Finance	6,567,840	—	—
Diversified Banks	29,503,907	—	—
Financial Exchanges & Data	3,759,098	—	—
Insurance Brokers	9,476,930	—	—
Investment Banking & Brokerage	11,499,178	—	—
Life & Health Insurance	6,557,011	—	—
Mortgage REITs	1,664,445	—	—
Other Diversified Financial Services	5,625,977	—	—
Property & Casualty Insurance	13,365,891	—	—
Regional Banks	15,006,605	—	—

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Reinsurance	$3,315,135	$—	$—
Transaction & Payment Processing Services	16,992,824	2,083,933	—
Short-Term Investment
Affiliated Mutual Fund	475,070	—	—

Total	$139,264,299	$2,083,933	$—

See Notes to Financial Statements.

Prudential Sector Funds  5

PGIM Jennison Financial Services Fund

Statement of Assets & Liabilities (unaudited)

as of May 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $82,698,690)	$140,873,162
Affiliated investments (cost $475,070)	475,070
Dividends receivable	219,537
Receivable for Fund shares sold	61,984
Tax reclaim receivable	462
Prepaid expenses	402

Total Assets	141,630,617

Liabilities
Management fee payable	88,524
Payable for Fund shares purchased	85,116
Distribution fee payable	32,605
Transfer agent’s fees and expenses payable	15,686
Audit fee payable	12,878
Affiliated transfer agent fee payable	7,575
Accrued expenses and other liabilities	5,415
Directors’ fees payable	2,340

Total Liabilities	250,139

Net Assets	$141,380,478

Net assets were comprised of:
Common stock, at par	$67,914
Paid-in capital in excess of par	77,447,453
Total distributable earnings (loss)	63,865,111

Net assets, May 31, 2024	$141,380,478

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of May 31, 2024

Class A

Net asset value and redemption price per share, ($91,258,260 ÷ 4,385,279 shares of common stock issued and outstanding)	$20.81
Maximum sales charge (5.50% of offering price)	1.21

Maximum offering price to public	$22.02

Class C

Net asset value, offering price and redemption price per share, ($7,266,395 ÷ 411,848 shares of common stock issued and outstanding)	$17.64

Class R

Net asset value, offering price and redemption price per share, ($7,655,634 ÷ 369,909 shares of common stock issued and outstanding)	$20.70

Class Z

Net asset value, offering price and redemption price per share, ($34,000,299 ÷ 1,569,099 shares of common stock issued and outstanding)	$21.67

Class R6

Net asset value, offering price and redemption price per share, ($1,199,890 ÷ 55,314 shares of common stock issued and outstanding)	$21.69

See Notes to Financial Statements.

Prudential Sector Funds  7

PGIM Jennison Financial Services Fund

Statement of Operations (unaudited)

Six Months Ended May 31, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$1,315,024
Affiliated dividend income	21,467
Affiliated income from securities lending, net	97

Total income	1,336,588

Expenses
Management fee	511,342
Distribution fee(a)	197,001
Transfer agent’s fees and expenses (including affiliated expense of $24,357)(a)	86,708
Professional fees	25,980
Registration fees(a)	24,699
Custodian and accounting fees	20,462
Shareholders’ reports	17,034
Audit fee	12,878
Directors’ fees	6,129
Miscellaneous	16,830

Total expenses	919,063
Less: Fee waiver and/or expense reimbursement(a)	(4,812)
Distribution fee waiver(a)	(9,439)

Net expenses	904,812

Net investment income (loss)	431,776

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,323)	5,666,167
Foreign currency transactions	(1,964)

5,664,203

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(656))	18,016,972
Foreign currencies	(2)

18,016,970

Net gain (loss) on investment and foreign currency transactions	23,681,173

Net Increase (Decrease) In Net Assets Resulting From Operations	$24,112,949

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6

Distribution fee	132,909	35,776	28,316	—	—
Transfer agent’s fees and expenses	58,114	5,079	5,737	17,439	339
Registration fees	7,373	3,765	2,449	6,037	5,075
Fee waiver and/or expense reimbursement	—	—	—	—	(4,812)
Distribution fee waiver	—	—	(9,439)	—	—

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2024	Year Ended November 30, 2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$431,776	$1,217,286
Net realized gain (loss) on investment and foreign currency transactions	5,664,203	6,668,320
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	18,016,970	(2,855,006)

Net increase (decrease) in net assets resulting from operations	24,112,949	5,030,600

Dividends and Distributions
Distributions from distributable earnings
Class A	(5,135,296)	(2,201,260)
Class C	(438,885)	(242,221)
Class R	(426,745)	(212,509)
Class Z	(1,782,995)	(739,923)
Class R6	(60,566)	(120,487)

	(7,844,487)	(3,516,400)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	6,812,743	10,390,492
Net asset value of shares issued in reinvestment of dividends and distributions	7,654,822	3,436,057
Cost of shares purchased	(13,710,525)	(31,151,294)

Net increase (decrease) in net assets from Fund share transactions	757,040	(17,324,745)

Total increase (decrease)	17,025,502	(15,810,545)

Net Assets:

Beginning of period	124,354,976	140,165,521

End of period	$141,380,478	$124,354,976

See Notes to Financial Statements.

Prudential Sector Funds  9

PGIM Jennison Financial Services Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31,
			Year Ended November 30,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.50		$18.10	$22.44	$16.46	$15.93	$13.87
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.17	0.12	0.05	0.07	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.41		0.68	(2.39)	6.00	0.55	2.07
Total from investment operations	3.47		0.85	(2.27)	6.05	0.62	2.15
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.01)	(0.14)	(0.07)	(0.09)	(0.03)
Distributions from net realized gains	(0.99)		(0.44)	(1.93)	-	-	(0.06)
Total dividends and distributions	(1.16)		(0.45)	(2.07)	(0.07)	(0.09)	(0.09)
Net asset value, end of period	$20.81		$18.50	$18.10	$22.44	$16.46	$15.93
Total Return(b):	19.67%		5.05%	(10.81)%	36.90%	3.87%	15.76%

Ratios/Supplemental Data:
Net assets, end of period (000)	$91,258		$81,951	$89,050	$106,999	$74,696	$81,555
Average net assets (000)	$88,606		$79,863	$92,152	$99,402	$69,614	$77,111
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.34	%(d)	1.38%	1.34%	1.29%	1.39%	1.38%
Expenses before waivers and/or expense reimbursement	1.34	%(d)	1.38%	1.34%	1.29%	1.39%	1.38%
Net investment income (loss)	0.62	%(d)	1.01%	0.65%	0.25%	0.48%	0.54%
Portfolio turnover rate(e)	13%		20%	34%	39%	38%	14%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended May 31,
			Year Ended November 30,
	2024		2023	2022		2021		2020		2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.81		$15.65	$19.79		$14.57		$14.13		$12.37
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(b)	0.03	(0.02	)(b)	(0.09	)(b)	(0.03	)(b)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.91		0.57	(2.09)		5.31		0.47		1.84
Total from investment operations	2.89		0.60	(2.11)		5.22		0.44		1.82
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		-	(0.10)		-		(-	)(c)	-
Distributions from net realized gains	(0.99)		(0.44)	(1.93)		-		-		(0.06)
Total dividends and distributions	(1.06)		(0.44)	(2.03)		-		(-	)(c)	(0.06)
Net asset value, end of period	$17.64		$15.81	$15.65		$19.79		$14.57		$14.13
Total Return(d):	19.20%		4.21%	(11.53)%		35.83%		3.14%		14.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,266		$6,810	$9,061		$13,028		$11,366		$15,452
Average net assets (000)	$7,155		$7,101	$10,341		$13,144		$11,917		$19,307
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.14	%(f)	2.17%	2.14%		2.03%		2.14%		2.09%
Expenses before waivers and/or expense reimbursement	2.14	%(f)	2.17%	2.14%		2.03%		2.14%		2.09%
Net investment income (loss)	(0.18	)%(f)	0.21%	(0.14)%		(0.47)%		(0.26)%		(0.18)%
Portfolio turnover rate(g)	13%		20%	34%		39%		38%		14%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Sector Funds  11

PGIM Jennison Financial Services Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended May 31,
			Year Ended November 30,
	2024		2023	2022	2021		2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.38		$18.02	$22.36	$16.42		$15.89	$13.83
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.13	0.07	(-	)(b)(c)	0.03	0.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.41		0.67	(2.38)	5.98		0.54	2.09
Total from investment operations	3.44		0.80	(2.31)	5.98		0.57	2.12
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		-	(0.10)	(0.04)		(0.04)	-
Distributions from net realized gains	(0.99)		(0.44)	(1.93)	-		-	(0.06)
Total dividends and distributions	(1.12)		(0.44)	(2.03)	(0.04)		(0.04)	(0.06)
Net asset value, end of period	$20.70		$18.38	$18.02	$22.36		$16.42	$15.89
Total Return(d):	19.52%		4.78%	(11.05)%	36.47%		3.66%	15.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,656		$7,107	$8,735	$11,121		$9,087	$12,077
Average net assets (000)	$7,551		$7,486	$9,105	$10,866		$9,490	$12,864
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.61	%(f)	1.63%	1.60%	1.56%		1.64%	1.69%
Expenses before waivers and/or expense reimbursement	1.86	%(f)	1.88%	1.85%	1.81%		1.89%	1.94%
Net investment income (loss)	0.34	%(f)	0.76%	0.39%	(0.01)%		0.24%	0.22%
Portfolio turnover rate(g)	13%		20%	34%	39%		38%	14%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended May 31,
			Year Ended November 30,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.23		$18.80	$23.23	$17.03	$16.47	$14.34
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.23	0.18	0.12	0.12	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.56		0.70	(2.48)	6.19	0.57	2.14
Total from investment operations	3.65		0.93	(2.30)	6.31	0.69	2.27
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.06)	(0.20)	(0.11)	(0.13)	(0.08)
Distributions from net realized gains	(0.99)		(0.44)	(1.93)	-	-	(0.06)
Total dividends and distributions	(1.21)		(0.50)	(2.13)	(0.11)	(0.13)	(0.14)
Net asset value, end of period	$21.67		$19.23	$18.80	$23.23	$17.03	$16.47
Total Return(b):	19.89%		5.35%	(10.57)%	37.25%	4.22%	16.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,000		$27,528	$27,930	$35,907	$29,391	$43,675
Average net assets (000)	$31,945		$24,793	$30,795	$36,604	$34,346	$40,671
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.04	%(d)	1.09%	1.05%	1.00%	1.09%	1.04%
Expenses before waivers and/or expense reimbursement	1.04	%(d)	1.09%	1.05%	1.00%	1.09%	1.04%
Net investment income (loss)	0.92	%(d)	1.29%	0.95%	0.56%	0.80%	0.87%
Portfolio turnover rate(e)	13%		20%	34%	39%	38%	14%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Sector Funds  13

PGIM Jennison Financial Services Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended May 31,
			Year Ended November 30,
	2024		2023		2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.26		$18.82		$23.24	$17.05	$16.48	$14.34
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.22		0.19	0.10	0.13	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.55		0.73		(2.48)	6.21	0.58	2.14
Total from investment operations	3.65		0.95		(2.29)	6.31	0.71	2.28
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.07)		(0.20)	(0.12)	(0.14)	(0.08)
Distributions from net realized gains	(0.99)		(0.44)		(1.93)	-	-	(0.06)
Total dividends and distributions	(1.22)		(0.51)		(2.13)	(0.12)	(0.14)	(0.14)
Net asset value, end of period	$21.69		$19.26		$18.82	$23.24	$17.05	$16.48
Total Return(b):	19.89%		5.46%		(10.51)%	37.25%	4.30%	16.25%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,200		$959		$5,389	$8,350	$12	$11
Average net assets (000)	$1,101		$1,430		$9,380	$4,471	$10	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00	%(d)	1.01	%(e)	1.00%	1.00%	1.00%	1.00%
Expenses before waivers and/or expense reimbursement	1.87	%(d)	1.60%		1.06%	1.15%	77.93%	263.59%
Net investment income (loss)	0.96	%(d)	1.26%		1.03%	0.45%	0.86%	0.93%
Portfolio turnover rate(f)	13%		20%		34%	39%	38%	14%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-reoccurring expenses of 0.01% which are being excluded from the Funds’s contractual waiver for the year ended November 30, 2023.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund

Schedule of Investments (unaudited)

as of May 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 98.4%

COMMON STOCKS

Biotechnology 33.6%

Amgen, Inc.	254,066	$77,706,086

Apellis Pharmaceuticals, Inc.*	1,154,079	45,297,601

Apogee Therapeutics, Inc.*	112,496	5,134,317

Arcutis Biotherapeutics, Inc.*	2,735,010	22,864,684

Argenx SE (Netherlands), ADR*	128,436	47,652,325

Cabaletta Bio, Inc.*	1,378,804	14,050,013

Celldex Therapeutics, Inc.*	362,950	12,086,235

Crinetics Pharmaceuticals, Inc.*	827,891	36,766,639

Dyne Therapeutics, Inc.*	662,251	21,112,562

Ideaya Biosciences, Inc.*	203,794	7,448,671

Insmed, Inc.*	241,126	13,273,986

Krystal Biotech, Inc.*	100,593	16,099,910

Kymera Therapeutics, Inc.*	224,924	7,222,310

Kyverna Therapeutics, Inc.*(a)	233,572	2,926,657

Mineralys Therapeutics, Inc.*	360,538	4,604,070

Neurocrine Biosciences, Inc.*	297,321	40,260,237

Newamsterdam Pharma Co. NV (Netherlands)*	489,125	9,171,094

Regeneron Pharmaceuticals, Inc.*	57,510	56,369,002

Savara, Inc.*(a)	3,313,444	13,551,986

Tourmaline Bio, Inc.	347,498	4,785,047

Vaxcyte, Inc.*	354,972	24,943,882

Vera Therapeutics, Inc.*	231,397	8,790,772

Vertex Pharmaceuticals, Inc.*	186,175	84,772,924

Xenon Pharmaceuticals, Inc. (Canada)*	326,932	12,446,301

		589,337,311

Health Care Services 2.1%

Cigna Group (The)	106,684	36,765,440

Health Care Equipment 13.5%

Becton, Dickinson & Co.	235,363	54,597,155

Boston Scientific Corp.*	812,823	61,425,034

GE HealthCare Technologies, Inc.	224,201	17,487,678

Hologic, Inc.*	226,582	16,717,220

Inari Medical, Inc.*	471,805	23,590,250

Intuitive Surgical, Inc.*	131,457	52,861,489

Tandem Diabetes Care, Inc.*	184,995	9,477,294

		236,156,120

See Notes to Financial Statements.

Prudential Sector Funds  15

PGIM Jennison Health Sciences Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Supplies 2.4%

Cooper Cos., Inc. (The)	368,662	$34,768,513

Solventum Corp.*	131,547	7,805,999

		42,574,512

Life Sciences Tools & Services 7.1%

Agilent Technologies, Inc.	142,767	18,618,244

Avantor, Inc.*	536,765	12,925,301

Lonza Group AG (Switzerland)	14,803	8,035,819

Maravai LifeSciences Holdings, Inc. (Class A Stock)*	2,429,968	21,067,823

QIAGEN NV*	691,388	29,909,445

Thermo Fisher Scientific, Inc.	60,254	34,223,067

		124,779,699

Managed Health Care 8.5%

Humana, Inc.	191,645	68,631,907

UnitedHealth Group, Inc.	162,333	80,414,898

		149,046,805

Pharmaceuticals 31.2%

Alto Neuroscience, Inc.*(a)	242,313	2,898,064

AstraZeneca PLC (United Kingdom), ADR	744,857	58,113,743

Eli Lilly & Co.	275,727	226,189,887

Longboard Pharmaceuticals, Inc.*	338,184	6,381,532

Marinus Pharmaceuticals, Inc.*	844,039	1,198,535

Merck & Co., Inc.	1,160,758	145,721,559

Novo Nordisk A/S (Denmark), ADR	544,995	73,726,924

Phathom Pharmaceuticals, Inc.*(a)	1,490,560	14,041,075

Structure Therapeutics, Inc., ADR*	84,495	2,889,729

Tarsus Pharmaceuticals, Inc.*	248,855	8,202,261

Verona Pharma PLC (United Kingdom), ADR*	699,240	8,439,827

		547,803,136

TOTAL LONG-TERM INVESTMENTS (cost $1,157,030,265)		1,726,463,023

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 3.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.550%)(wb)	36,702,859	$36,702,859
PGIM Institutional Money Market Fund (7-day effective yield 5.632%) (cost $17,243,064; includes $17,120,128 of cash collateral for securities on loan)(b)(wb)	17,270,212	17,259,850

TOTAL SHORT-TERM INVESTMENTS (cost $53,945,923)		53,962,709

TOTAL INVESTMENTS 101.5% (cost $1,210,976,188)		1,780,425,732
Liabilities in excess of other assets (1.5)%		(27,156,860)

NET ASSETS 100.0%		$1,753,268,872

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,128,825; cash collateral of $17,120,128 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Sector Funds  17

PGIM Jennison Health Sciences Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2024

The following is a summary of the inputs used as of May 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Biotechnology	$589,337,311	$—	$—
Health Care Services	36,765,440	—	—
Health Care Equipment	236,156,120	—	—
Health Care Supplies	42,574,512	—	—
Life Sciences Tools & Services	116,743,880	8,035,819	—
Managed Health Care	149,046,805	—	—
Pharmaceuticals.	547,803,136	—	—
Short-Term Investments
Affiliated Mutual Funds	53,962,709	—	—

Total	$1,772,389,913	$8,035,819	$—

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

	Gross Market
	Value of
	Recognized	Collateral	Net
Description	Assets/(Liabilities)	Pledged/(Received)(1)	Amount

Securities on Loan	$16,128,825	$(16,128,825)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund

Statement of Assets & Liabilities (unaudited)

as of May 31, 2024

Assets

Investments at value, including securities on loan of $16,128,825:
Unaffiliated investments (cost $1,157,030,265)	$1,726,463,023
Affiliated investments (cost $53,945,923)	53,962,709
Receivable for Fund shares sold	1,946,238
Tax reclaim receivable	1,110,995
Dividends receivable	964,253
Prepaid expenses	2,584

Total Assets	1,784,449,802

Liabilities
Payable to broker for collateral for securities on loan	17,120,128
Payable for investments purchased	9,777,306
Payable for Fund shares purchased	2,478,778
Management fee payable	1,090,427
Accrued expenses and other liabilities	477,260
Distribution fee payable	201,675
Affiliated transfer agent fee payable	29,559
Directors’ fees payable	5,797

Total Liabilities	31,180,930

Net Assets	$1,753,268,872

Net assets were comprised of:
Common stock, at par	$401,772
Paid-in capital in excess of par	1,009,414,084
Total distributable earnings (loss)	743,453,016

Net assets, May 31, 2024	$1,753,268,872

See Notes to Financial Statements.

Prudential Sector Funds  19

PGIM Jennison Health Sciences Fund

Statement of Assets & Liabilities  (unaudited) (continued)

as of May 31, 2024

Class A

Net asset value and redemption price per share, ($726,300,242 ÷ 18,501,475 shares of common stock issued and outstanding)	$39.26
Maximum sales charge (5.50% of offering price)	2.28

Maximum offering price to public	$41.54

Class C

Net asset value, offering price and redemption price per share, ($17,216,707 ÷ 965,531 shares of common stock issued and outstanding)	$17.83

Class R

Net asset value, offering price and redemption price per share, ($7,214,430 ÷ 197,158 shares of common stock issued and outstanding)	$36.59

Class Z

Net asset value, offering price and redemption price per share, ($915,820,966 ÷ 18,753,652 shares of common stock issued and outstanding)	$48.83

Class R6

Net asset value, offering price and redemption price per share, ($86,716,527 ÷ 1,759,344 shares of common stock issued and outstanding)	$49.29

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund

Statement of Operations (unaudited)

Six Months Ended May 31, 2024

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $90,970 foreign withholding tax)	$8,513,508
Affiliated dividend income	1,542,953
Income from securities lending, net (including affiliated income of $192,670)	286,792

Total income	10,343,253

Expenses
Management fee	6,301,974
Distribution fee(a)	1,209,467
Transfer agent’s fees and expenses (including affiliated expense of $94,756)(a)	740,598
Custodian and accounting fees	58,740
Shareholders’ reports	42,458
Registration fees(a)	42,144
Professional fees	25,438
Directors’ fees	16,504
Audit fee	12,895
Miscellaneous	21,387

Total expenses	8,471,605
Less: Distribution fee waiver(a)	(9,380)

Net expenses	8,462,225

Net investment income (loss)	1,881,028

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $4,005)	179,208,989
Foreign currency transactions	(20,714)

179,188,275

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(9,457))	70,032,178
Foreign currencies	(12,281)

70,019,897

Net gain (loss) on investment and foreign currency transactions	249,208,172

Net Increase (Decrease) In Net Assets Resulting From Operations	$251,089,200

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	1,095,868	85,459	28,140	—	—
Transfer agent’s fees and expenses	300,916	11,100	4,789	422,217	1,576
Registration fees	11,000	6,939	2,999	15,205	6,001
Distribution fee waiver	—	—	(9,380)	—	—

See Notes to Financial Statements.

Prudential Sector Funds  21

PGIM Jennison Health Sciences Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2024	Year Ended November 30, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,881,028	$(686,525)
Net realized gain (loss) on investment and foreign currency transactions	179,188,275	106,491,312
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	70,019,897	(19,674,594)

Net increase (decrease) in net assets resulting from operations	251,089,200	86,130,193

Dividends and Distributions
Distributions from distributable earnings
Class A	(35,574,316)	(12,695,948)
Class C	(1,647,071)	(611,825)
Class R	(375,455)	(135,986)
Class Z	(33,631,815)	(12,151,965)
Class R6	(3,589,159)	(1,214,011)

	(74,817,816)	(26,809,735)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	131,655,766	149,629,292
Net asset value of shares issued in reinvestment of dividends and distributions	68,865,313	24,702,551
Cost of shares purchased	(178,496,869)	(351,025,796)

Net increase (decrease) in net assets from Fund share transactions	22,024,210	(176,693,953)

Total increase (decrease)	198,295,594	(117,373,495)

Net Assets:

Beginning of period	1,554,973,278	1,672,346,773

End of period	$1,753,268,872	$1,554,973,278

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31,
			Year Ended November 30,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$35.60		$34.41	$50.57	$56.98	$44.29	$49.28
Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.07)	(0.11)	(0.36)	(0.27)	(0.24)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.56		1.88	(2.02)	5.65	14.39	0.03
Total from investment operations	5.57		1.81	(2.13)	5.29	14.12	(0.21)
Less Dividends and Distributions:
Distributions from net realized gains	(1.91)		(0.62)	(14.03)	(11.70)	(1.43)	(4.78)
Net asset value, end of period	$39.26		$35.60	$34.41	$50.57	$56.98	$44.29
Total Return(b):	16.39%		5.34%	(6.62)%	9.66%	32.85%	1.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$726,300		$671,190	$715,299	$928,654	$905,865	$754,653
Average net assets (000)	$730,579		$695,563	$757,365	$983,670	$777,602	$733,289
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.13	%(d)	1.15%	1.14%	1.12%	1.14%	1.15%
Expenses before waivers and/or expense reimbursement	1.13	%(d)	1.15%	1.14%	1.12%	1.14%	1.15%
Net investment income (loss)	0.06	%(d)	(0.20)%	(0.32)%	(0.68)%	(0.58)%	(0.57)%
Portfolio turnover rate(e)	44%		64%	83%	77%	45%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Sector Funds  23

PGIM Jennison Health Sciences Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended May 31,
			Year Ended November 30,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.26		$17.14	$32.23	$40.50	$32.10	$37.50
Income (loss) from investment operations:
Net investment income (loss)	(0.07	)(b)	(0.17)	(0.20)	(0.50)	(0.42)	(0.36)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.55		0.91	(0.86)	3.93	10.25	(0.26)
Total from investment operations	2.48		0.74	(1.06)	3.43	9.83	(0.62)
Less Dividends and Distributions:
Distributions from net realized gains	(1.91)		(0.62)	(14.03)	(11.70)	(1.43)	(4.78)
Net asset value, end of period	$17.83		$17.26	$17.14	$32.23	$40.50	$32.10
Total Return(c):	15.93%		4.44%	(7.37)%	8.78%	31.93%	0.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,217		$15,309	$17,239	$22,824	$42,813	$55,821
Average net assets (000)	$17,092		$16,133	$18,679	$28,249	$45,302	$99,267
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.96	%(e)	1.98%	1.97%	1.90%	1.85%	1.83%
Expenses before waivers and/or expense reimbursement	1.96	%(e)	1.98%	1.97%	1.90%	1.85%	1.83%
Net investment income (loss)	(0.76	)%(e)	(1.03)%	(1.14)%	(1.47)%	(1.27)%	(1.18)%
Portfolio turnover rate(f)	44%		64%	83%	77%	45%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended May 31,
			Year Ended November 30,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$33.36		$32.39	$48.53	$55.28	$43.16	$48.36
Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(b)	(0.17)	(0.22)	(0.50)	(0.43)	(0.41)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.19		1.76	(1.89)	5.45	13.98	(0.01)
Total from investment operations	5.14		1.59	(2.11)	4.95	13.55	(0.42)
Less Dividends and Distributions:
Distributions from net realized gains	(1.91)		(0.62)	(14.03)	(11.70)	(1.43)	(4.78)
Net asset value, end of period	$36.59		$33.36	$32.39	$48.53	$55.28	$43.16
Total Return(c):	16.19%		5.02%	(6.96)%	9.30%	32.38%	1.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,214		$6,687	$7,173	$9,659	$10,288	$8,875
Average net assets (000)	$7,504		$7,016	$7,689	$10,707	$8,952	$9,831
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.46	%(e)	1.48%	1.50%	1.44%	1.49%	1.60%
Expenses before waivers and/or expense reimbursement	1.71	%(e)	1.73%	1.75%	1.69%	1.74%	1.85%
Net investment income (loss)	(0.26	)%(e)	(0.53)%	(0.68)%	(1.00)%	(0.93)%	(1.00)%
Portfolio turnover rate(f)	44%		64%	83%	77%	45%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Sector Funds  25

PGIM Jennison Health Sciences Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended May 31,
			Year Ended November 30,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$43.77		$42.04	$58.61	$64.17	$49.56	$54.32
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.04 (b)	(0.01)	(0.24)	(0.15)	(0.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.89		2.31	(2.53)	6.38	16.19	0.14
Total from investment operations	6.97		2.35	(2.54)	6.14	16.04	0.02
Less Dividends and Distributions:
Distributions from net realized gains	(1.91)		(0.62)	(14.03)	(11.70)	(1.43)	(4.78)
Net asset value, end of period	$48.83		$43.77	$42.04	$58.61	$64.17	$49.56
Total Return(c):	16.56%		5.66%	(6.37)%	9.97%	33.24%	1.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$915,821		$779,039	$846,631	$1,105,132	$1,208,728	$1,057,204
Average net assets (000)	$884,639		$812,335	$897,541	$1,247,474	$1,018,567	$1,158,525
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.85	%(e)	0.86%	0.86%	0.84%	0.85%	0.86%
Expenses before waivers and/or expense reimbursement	0.85	%(e)	0.86%	0.86%	0.84%	0.85%	0.86%
Net investment income (loss)	0.35	%(e)	0.09%	(0.03)%	(0.40)%	(0.29)%	(0.26)%
Portfolio turnover rate(f)	44%		64%	83%	77%	45%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months
	Ended May 31,		Year Ended November 30,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$44.15		$42.36	$58.91	$64.40	$49.70	$54.45
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.08 (b)	0.02 (b)	(0.21)	(0.09)	(0.13)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.95		2.33	(2.54)	6.42	16.22	0.16
Total from investment operations	7.05		2.41	(2.52)	6.21	16.13	0.03
Less Dividends and Distributions:
Distributions from net realized gains	(1.91)		(0.62)	(14.03)	(11.70)	(1.43)	(4.78)
Net asset value, end of period	$49.29		$44.15	$42.36	$58.91	$64.40	$49.70
Total Return(c):	16.60%		5.76%	(6.28)%	10.06%	33.33%	1.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$86,717		$82,748	$86,005	$111,912	$18,058	$28,836
Average net assets (000)	$89,322		$81,436	$92,150	$78,211	$22,365	$14,164
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.77	%(e)	0.77%	0.77%	0.76%	0.79%	0.82%
Expenses before waivers and/or expense reimbursement	0.77	%(e)	0.77%	0.77%	0.76%	0.79%	0.91%
Net investment income (loss)	0.43	%(e)	0.18%	0.06%	(0.34)%	(0.17)%	(0.29)%
Portfolio turnover rate(f)	44%		64%	83%	77%	45%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Sector Funds  27

PGIM Jennison Utility Fund

Schedule of Investments (unaudited)

as of May 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.6%

COMMON STOCKS

Electric Utilities 58.8%

American Electric Power Co., Inc.	943,832	$85,180,838

Constellation Energy Corp.	1,042,397	226,460,748

Edison International	920,149	70,713,451

Entergy Corp.	813,692	91,532,213

Evergy, Inc.	1,477,681	80,770,043

Exelon Corp.	1,676,843	62,965,455

FirstEnergy Corp.	1,772,847	71,374,820

NextEra Energy, Inc.	5,799,906	464,108,478

NRG Energy, Inc.	1,212,496	98,212,176

Orsted A/S (Denmark), 144A*	484,857	29,739,565

PG&E Corp.	11,214,375	207,914,513

Power Grid Corp. of India Ltd. (India)	9,252,876	34,429,850

PPL Corp.	4,136,254	121,316,330

Southern Co. (The)	1,576,600	126,348,724

Xcel Energy, Inc.	1,276,903	70,804,271

		1,841,871,475

Gas Utilities 0.8%

Chesapeake Utilities Corp.	213,352	23,897,557

Independent Power Producers & Energy Traders 8.3%

RWE AG (Germany)	1,207,784	45,900,876

Vistra Corp.	2,161,722	214,183,416

		260,084,292

Multi-Utilities 25.4%

Ameren Corp.	775,290	56,883,027

CenterPoint Energy, Inc.	4,624,624	141,097,278

CMS Energy Corp.	1,993,473	125,449,256

Dominion Energy, Inc.	1,180,487	63,651,859

DTE Energy Co.	797,753	92,962,157

NiSource, Inc.(a)	4,139,761	120,301,455

Public Service Enterprise Group, Inc.	837,031	63,413,469

Sempra	1,722,971	132,720,456

		796,478,957

See Notes to Financial Statements.

PGIM Jennison Utility Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Oil & Gas Storage & Transportation 4.6%

Cheniere Energy, Inc.	401,156	$63,298,405

Targa Resources Corp.	682,434	80,684,172

		143,982,577

Renewable Electricity 1.7%

Drax Group PLC (United Kingdom)	7,877,777	52,206,136

TOTAL LONG-TERM INVESTMENTS (cost $2,032,439,896)		3,118,520,994

SHORT-TERM INVESTMENTS 4.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.550%)(wb)	6,289,261	6,289,261
PGIM Institutional Money Market Fund (7-day effective yield 5.632%) (cost $117,436,399; includes $117,260,123 of cash collateral for securities on loan)(b)(wb)	117,518,562	117,448,051

TOTAL SHORT-TERM INVESTMENTS (cost $123,725,660)		123,737,312

TOTAL INVESTMENTS 103.6% (cost $2,156,165,556)		3,242,258,306
Liabilities in excess of other assets (3.6)%		(112,037,406)

NET ASSETS 100.0%		$3,130,220,900

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $119,146,000; cash collateral of $117,260,123 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

Prudential Sector Funds  29

PGIM Jennison Utility Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Electric Utilities	$1,777,702,060	$64,169,415	$—
Gas Utilities	23,897,557	—	—
Independent Power Producers & Energy Traders	214,183,416	45,900,876	—
Multi-Utilities	796,478,957	—	—
Oil & Gas Storage & Transportation	143,982,577	—	—
Renewable Electricity	—	52,206,136	—
Short-Term Investments
Affiliated Mutual Funds	123,737,312	—	—

Total	$3,079,981,879	$162,276,427	$—

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$119,146,000	$(117,260,123)	$1,885,877

(1)  Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Utility Fund

Statement of Assets & Liabilities (unaudited)

as of May 31, 2024

Assets

Investments at value, including securities on loan of $119,146,000:
Unaffiliated investments (cost $2,032,439,896)	$3,118,520,994
Affiliated investments (cost $123,725,660)	123,737,312
Foreign currency, at value (cost $962,844)	969,320
Dividends receivable	7,270,047
Receivable for Fund shares sold	1,519,221
Tax reclaim receivable	838,961
Prepaid expenses and other assets	4,815

Total Assets	3,252,860,670

Liabilities
Payable to broker for collateral for securities on loan	117,260,123
Payable for Fund shares purchased	2,698,839
Management fee payable	1,104,938
Distribution fee payable	721,542
Accrued expenses and other liabilities	662,669
Affiliated transfer agent fee payable	180,553
Directors’ fees payable	11,106

Total Liabilities	122,639,770

Net Assets	$3,130,220,900

Net assets were comprised of:
Common stock, at par	$2,083,138
Paid-in capital in excess of par	1,969,580,779
Total distributable earnings (loss)	1,158,556,983

Net assets, May 31, 2024	$3,130,220,900

See Notes to Financial Statements.

Prudential Sector Funds  31

PGIM Jennison Utility Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of May 31, 2024

Class A

Net asset value and redemption price per share, ($2,637,808,901 ÷ 175,616,801 shares of common stock issued and outstanding)	$15.02
Maximum sales charge (5.50% of offering price)	0.87

Maximum offering price to public	$15.89

Class C

Net asset value, offering price and redemption price per share, ($42,851,764 ÷ 2,882,575 shares of common stock issued and outstanding)	$14.87

Class R

Net asset value, offering price and redemption price per share, ($80,205,615 ÷ 5,348,615 shares of common stock issued and outstanding)	$15.00

Class Z

Net asset value, offering price and redemption price per share, ($334,680,285 ÷ 22,164,897 shares of common stock issued and outstanding)	$15.10

Class R6

Net asset value, offering price and redemption price per share, ($34,674,335 ÷ 2,300,937 shares of common stock issued and outstanding)	$15.07

See Notes to Financial Statements.

PGIM Jennison Utility Fund

Statement of Operations (unaudited)

Six Months Ended May 31, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $462,165 foreign withholding tax)	$40,839,578
Affiliated dividend income	516,539
Affiliated income from securities lending, net	5,640

Total income	41,361,757

Expenses
Management fee	6,169,949
Distribution fee(a)	4,088,803
Transfer agent’s fees and expenses (including affiliated expense of $583,053)(a)	1,426,835
Custodian and accounting fees	96,085
Shareholders’ reports	66,599
Registration fees(a)	42,362
Directors’ fees	33,600
Professional fees	31,211
Audit fee	12,878
Miscellaneous	36,955

Total expenses	12,005,277
Less: Distribution fee waiver(a)	(93,922)

Net expenses	11,911,355

Net investment income (loss)	29,450,402

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(13))	86,484,406
Foreign currency transactions	(107,347)

86,377,059

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $11,652)	373,327,427
Foreign currencies	(11,628)

373,315,799

Net gain (loss) on investment and foreign currency transactions	459,692,858

Net Increase (Decrease) In Net Assets Resulting From Operations	$489,143,260

(a)  Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6

Distribution fee	3,605,953	201,084	281,766	—	—
Transfer agent’s fees and expenses	1,160,275	32,167	59,834	172,358	2,201
Registration fees	13,121	7,918	4,534	10,662	6,127
Distribution fee waiver	—	—	(93,922)	—	—

See Notes to Financial Statements.

Prudential Sector Funds  33

PGIM Jennison Utility Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2024	Year Ended November 30, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$29,450,402	$59,995,755
Net realized gain (loss) on investment and foreign currency transactions	86,377,059	187,168,364
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	373,315,799	(530,353,526)

Net increase (decrease) in net assets resulting from operations	489,143,260	(283,189,407)

Dividends and Distributions
Distributions from distributable earnings
Class A	(195,443,738)	(227,286,737)
Class C	(3,251,920)	(4,087,644)
Class R	(6,039,776)	(7,321,462)
Class Z	(24,705,276)	(36,399,599)
Class R6	(2,362,324)	(3,497,323)

	(231,803,034)	(278,592,765)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	78,655,881	160,067,481
Net asset value of shares issued in reinvestment of dividends and distributions	224,538,139	269,458,520
Cost of shares purchased	(316,233,655)	(610,080,129)

Net increase (decrease) in net assets from Fund share transactions	(13,039,635)	(180,554,128)

Total increase (decrease)	244,300,591	(742,336,300)

Net Assets:

Beginning of period	2,885,920,309	3,628,256,609

End of period	$3,130,220,900	$2,885,920,309

See Notes to Financial Statements.

PGIM Jennison Utility Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31,
			Year Ended November 30,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.80		$16.31	$17.01	$15.97	$15.72	$14.60
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.27	0.21	0.17	0.24	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.20		(1.52)	1.37	1.16	0.86	2.02
Total from investment operations	2.34		(1.25)	1.58	1.33	1.10	2.30
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.24)	(0.22)	(0.21)	(0.23)	(0.29)
Distributions from net realized gains	(1.00)		(1.02)	(2.06)	(0.08)	(0.62)	(0.89)
Total dividends and distributions	(1.12)		(1.26)	(2.28)	(0.29)	(0.85)	(1.18)
Net asset value, end of period	$15.02		$13.80	$16.31	$17.01	$15.97	$15.72
Total Return(b):	18.27%		(8.05)%	10.14%	8.46%	7.47%	17.53%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,638		$2,431	$2,954	$2,888	$2,878	$2,908
Average net assets (in millions)	$2,404		$2,618	$2,918	$2,895	$2,815	$2,787
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.85	%(d)	0.85%	0.83%	0.82%	0.83%	0.84%
Expenses before waivers and/or expense reimbursement	0.85	%(d)	0.85%	0.83%	0.82%	0.83%	0.84%
Net investment income (loss)	2.06	%(d)	1.88%	1.35%	1.06%	1.61%	1.92%
Portfolio turnover rate(e)	28%		49%	56%	38%	28%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Sector Funds  35

PGIM Jennison Utility Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended May 31,
			Year Ended November 30,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.68		$16.18	$16.92	$15.89	$15.63	$14.53
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.16	0.09	0.05	0.13	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.18		(1.51)	1.34	1.16	0.87	2.00
Total from investment operations	2.26		(1.35)	1.43	1.21	1.00	2.17
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.13)	(0.11)	(0.10)	(0.12)	(0.18)
Distributions from net realized gains	(1.00)		(1.02)	(2.06)	(0.08)	(0.62)	(0.89)
Total dividends and distributions	(1.07)		(1.15)	(2.17)	(0.18)	(0.74)	(1.07)
Net asset value, end of period	$14.87		$13.68	$16.18	$16.92	$15.89	$15.63
Total Return(b):	17.75%		(8.72)%	9.19%	7.72%	6.71%	16.59%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$43		$42	$59	$55	$61	$68
Average net assets (in millions)	$40		$48	$57	$56	$63	$77
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.65	%(d)	1.63%	1.60%	1.59%	1.59%	1.59%
Expenses before waivers and/or expense reimbursement	1.65	%(d)	1.63%	1.60%	1.59%	1.59%	1.59%
Net investment income (loss)	1.25	%(d)	1.11%	0.58%	0.31%	0.87%	1.15%
Portfolio turnover rate(e)	28%		49%	56%	38%	28%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Utility Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended May 31,
			Year Ended November 30,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.79		$16.29	$17.00	$15.95	$15.70	$14.59
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.23	0.17	0.13	0.20	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.19		(1.51)	1.36	1.16	0.86	2.01
Total from investment operations	2.31		(1.28)	1.53	1.29	1.06	2.25
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.20)	(0.18)	(0.16)	(0.19)	(0.25)
Distributions from net realized gains	(1.00)		(1.02)	(2.06)	(0.08)	(0.62)	(0.89)
Total dividends and distributions	(1.10)		(1.22)	(2.24)	(0.24)	(0.81)	(1.14)
Net asset value, end of period	$15.00		$13.79	$16.29	$17.00	$15.95	$15.70
Total Return(b):	18.09%		(8.30)%	9.81%	8.24%	7.14%	17.23%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$80		$76	$97	$84	$82	$89
Average net assets (in millions)	$75		$86	$90	$84	$84	$83
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.12	%(d)	1.11%	1.09%	1.10%	1.11%	1.11%
Expenses before waivers and/or expense reimbursement	1.37	%(d)	1.36%	1.34%	1.35%	1.36%	1.36%
Net investment income (loss)	1.77	%(d)	1.62%	1.05%	0.78%	1.34%	1.64%
Portfolio turnover rate(e)	28%		49%	56%	38%	28%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Sector Funds  37

PGIM Jennison Utility Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended May 31,
			Year Ended November 30,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.87		$16.38	$17.08	$16.02	$15.74	$14.62
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.31	0.25	0.22	0.28	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.20		(1.52)	1.37	1.17	0.89	2.02
Total from investment operations	2.36		(1.21)	1.62	1.39	1.17	2.34
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.28)	(0.26)	(0.25)	(0.27)	(0.33)
Distributions from net realized gains	(1.00)		(1.02)	(2.06)	(0.08)	(0.62)	(0.89)
Total dividends and distributions	(1.13)		(1.30)	(2.32)	(0.33)	(0.89)	(1.22)
Net asset value, end of period	$15.10		$13.87	$16.38	$17.08	$16.02	$15.74
Total Return(b):	18.40%		(7.75)%	10.40%	8.84%	7.96%	17.83%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$335		$309	$467	$314	$323	$313
Average net assets (in millions)	$298		$380	$402	$325	$308	$271
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.58	%(d)	0.57%	0.55%	0.56%	0.57%	0.56%
Expenses before waivers and/or expense reimbursement	0.58	%(d)	0.57%	0.55%	0.56%	0.57%	0.56%
Net investment income (loss)	2.33	%(d)	2.19%	1.59%	1.32%	1.85%	2.18%
Portfolio turnover rate(e)	28%		49%	56%	38%	28%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Utility Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended May 31,
			Year Ended November 30,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.84		$16.35	$17.05	$16.00	$15.75	$14.62
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.30	0.29	0.21	0.28	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.20		(1.50)	1.34	1.18	0.87	2.03
Total from investment operations	2.36		(1.20)	1.63	1.39	1.15	2.36
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.29)	(0.27)	(0.26)	(0.28)	(0.34)
Distributions from net realized gains	(1.00)		(1.02)	(2.06)	(0.08)	(0.62)	(0.89)
Total dividends and distributions	(1.13)		(1.31)	(2.33)	(0.34)	(0.90)	(1.23)
Net asset value, end of period	$15.07		$13.84	$16.35	$17.05	$16.00	$15.75
Total Return(b):	18.46%		(7.69)%	10.49%	8.85%	7.81%	17.94%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$35		$28	$51	$66	$6	$3
Average net assets (in millions)	$30		$29	$71	$38	$4	$3
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.51	%(d)	0.50%	0.46%	0.48%	0.52%	0.52%
Expenses before waivers and/or expense reimbursement	0.51	%(d)	0.50%	0.46%	0.48%	0.63%	1.38%
Net investment income (loss)	2.41	%(d)	2.09%	1.80%	1.21%	1.83%	2.24%
Portfolio turnover rate(e)	28%		49%	56%	38%	28%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Sector Funds  39

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Sector Funds, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Jennison Financial Services Fund, PGIM Jennison Health Sciences Fund and PGIM Jennison Utility Fund (each, a “Fund” and collectively, the “Funds”). PGIM Jennison Health Sciences Fund is a diversified fund for purposes of the 1940 Act and PGIM Jennison Financial Services Fund and PGIM Jennison Utility Fund are non-diversified funds for the purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)

PGIM Jennison Financial Services Fund (“Jennison Financial Services”)	Long-term capital appreciation.

PGIM Jennison Health Sciences Fund (“Jennison Health Sciences”)	Long-term capital appreciation.

PGIM Jennison Utility Fund (“Jennison Utility”)	To seek total return through a combination of capital appreciation and current income.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the

Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Funds are valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Notes to Financial Statements (unaudited) (continued)

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Funds, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Funds. A master netting arrangement between the Funds and the counterparty permits the Funds to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Funds to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds has the right to repurchase the securities in the open market using the collateral.

The Funds recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Notes to Financial Statements (unaudited) (continued)

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Each Fund other than Jennison Utility:

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

Jennison Utility:

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Funds, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended May 31, 2024, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Jennison Financial Services	0.75% to $1 billion of average daily net assets; 0.70% over $1 billion of average daily net assets.	0.75%

Jennison Health Sciences	0.75% to $1 billion of average daily net assets; 0.70% over $1 billion of average daily net assets.	0.73

Jennison Utility	0.60% to $250 million of average daily net assets; 0.50% on next $500 million of average daily net assets; 0.45% on next $750 million of average daily net assets; 0.40% on next $500 million of average daily net assets; 0.35% on next $2 billion of average daily net assets; 0.325% on next $2 billion of average daily net assets; 0.30% over $6 billion of average daily net assets.	0.43

The Manager has contractually agreed, through March 31, 2025, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and

Notes to Financial Statements (unaudited) (continued)

foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation

Jennison Financial Services - Class A	—%

Jennison Financial Services - Class C	—

Jennison Financial Services - Class R	—

Jennison Financial Services - Class Z	—

Jennison Financial Services - Class R6	1.00

Jennison Health Sciences - Class A	—

Jennison Health Sciences - Class C	—

Jennison Health Sciences - Class R	—

Jennison Health Sciences - Class Z	—

Jennison Health Sciences - Class R6	0.82

Jennison Utility - Class A	—

Jennison Utility - Class C	—

Jennison Utility - Class R	—

Jennison Utility - Class Z	—

Jennison Utility - Class R6	0.52

The RIC, on behalf of the Funds, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Funds. The Funds compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Funds compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through March 31, 2025 to limit such fees on certain classes based on daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee

Jennison Financial Services - Class A	0.30%	0.30%

Jennison Financial Services - Class C	1.00	1.00

Jennison Financial Services - Class R	0.75	0.50

Jennison Financial Services - Class Z	N/A	N/A

Jennison Financial Services - Class R6	N/A	N/A

Jennison Health Sciences - Class A	0.30	0.30

Jennison Health Sciences - Class C	1.00	1.00

Jennison Health Sciences - Class R	0.75	0.50

Jennison Health Sciences - Class Z	N/A	N/A

Jennison Health Sciences - Class R6	N/A	N/A

Jennison Utility - Class A	0.30	0.30

Jennison Utility - Class C	1.00	1.00

Jennison Utility - Class R	0.75	0.50

Jennison Utility - Class Z	N/A	N/A

Jennison Utility - Class R6	N/A	N/A

The RIC, on behalf of the Funds, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended May 31, 2024, brokerage commission recaptured under these agreements was as follows:

Fund	Amount

Jennison Financial Services	$303

Jennison Health Sciences	11,055

Jennison Utility	13,397

For the reporting period ended May 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC

Jennison Financial Services - Class A	$40,210	$—

Jennison Financial Services - Class C	—	125

Jennison Health Sciences - Class A	167,357	225

Jennison Health Sciences - Class C	—	894

Jennison Utility - Class A	285,671	27

Jennison Utility - Class C	—	1,039

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Notes to Financial Statements (unaudited) (continued)

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended May 31, 2024, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Jennison Financial Services	$18,080,871	$23,813,703

Jennison Health Sciences	737,789,367	778,103,627

Jennison Utility	783,766,835	982,692,743

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended May 31, 2024, is presented as follows:

Jennison Financial Services

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.550%)(1)(wb)
$1,299,911	$15,646,723	$16,471,564	$ —	$ —	$475,070	475,070	$21,467

PGIM Institutional Money Market Fund (7-day effective yield 5.632%)(1)(b)(wb)
6,603,853	63,500	6,668,020	(656)	1,323	—	—	97	(2)
$7,903,764	$15,710,223	$23,139,584	$(656)	$1,323	$475,070		$21,564

Jennison Health Sciences

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.550%)(1)(wb)
$85,531,293	$491,487,719	$ 540,316,153	$ —	$ —	$36,702,859	36,702,859	$1,542,953

PGIM Institutional Money Market Fund (7-day effective yield 5.632%)(1)(b)(wb)
12,611,382	264,568,637	259,914,717	(9,457)	4,005	17,259,850	17,270,212	192,670	(2)
$98,142,675	$756,056,356	$800,230,870	$(9,457)	$4,005	$53,962,709		$1,735,623

Jennison Utility

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.550%)(1)(wb)
$13,936,425	$481,644,961	$489,292,125	$ —	$ —	$ 6,289,261	6,289,261	$516,539

PGIM Institutional Money Market Fund (7-day effective yield 5.632%)(1)(b)(wb)
54,525	144,256,199	26,874,312	11,652	(13)	117,448,051	117,518,562	5,640	(2)
$13,990,950	$625,901,160	$516,166,437	$11,652	$(13)	$123,737,312		$522,179

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

Notes to Financial Statements (unaudited) (continued)

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of May 31, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Jennison Financial Services	$83,439,796	$59,847,298	$(1,938,862)	$57,908,436

Jennison Health Sciences	1,217,209,300	627,679,533	(64,463,101)	563,216,432

Jennison Utility	2,186,713,404	1,088,609,443	(33,064,541)	1,055,544,902

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (November 30, 2024).

Fund	Qualified Late-Year Losses	Post-October Capital Losses
Jennison Health Sciences	$1,073,000	$—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended November 30, 2023 are subject to such review.

7.	Capital and Ownership

The Funds offer Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%.Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R,Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

The RIC is authorized to issue 2,000,000,000 shares of common stock, $0.01 par value per share. The authorized shares of the Funds are currently classified and designated as follows:

Fund	Number of Shares
Jennison Financial Services - Class A	50,000,000
Jennison Financial Services - Class B	5,000,000
Jennison Financial Services - Class C	40,000,000
Jennison Financial Services - Class R	75,000,000
Jennison Financial Services - Class Z	90,000,000
Jennison Financial Services - Class T	50,000,000
Jennison Financial Services - Class R6	90,000,000
Jennison Health Sciences - Class A	75,000,000
Jennison Health Sciences - Class B	10,000,000
Jennison Health Sciences - Class C	30,000,000
Jennison Health Sciences - Class R	50,000,000
Jennison Health Sciences - Class Z	150,000,000
Jennison Health Sciences - Class T	70,000,000
Jennison Health Sciences - Class R6	130,000,000
Jennison Utility - Class A	500,000,000
Jennison Utility - Class B	10,000,000
Jennison Utility - Class C	75,000,000
Jennison Utility - Class R	75,000,000
Jennison Utility - Class Z	100,000,000
Jennison Utility - Class T	250,000,000
Jennison Utility - Class R6	75,000,000

The Funds currently do not have any Class B or Class T shares outstanding.

As of May 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Jennison Financial Services–Class R6	778	1.4%
Jennison Health Sciences–Class Z	19,651	0.1
Jennison Utility–Class A	477	0.1
Jennison Utility–Class Z	34,963	0.2

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Jennison Financial Services	—	—%
Jennison Health Sciences	—	—
Jennison Utility	—	—
Unaffiliated:
Jennison Financial Services	6	64.8
Jennison Health Sciences	6	61.4
Jennison Utility	2	24.4

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Jennison Financial Services

Share Class	Shares	Amount

Class A
Six months ended May 31, 2024:
Shares sold	102,447	$2,007,711
Shares issued in reinvestment of dividends and distributions	272,738	4,966,568
Shares purchased	(440,639)	(8,608,962)
Net increase (decrease) in shares outstanding before conversion	(65,454)	(1,634,683)
Shares issued upon conversion from other share class(es)	31,481	612,483
Shares purchased upon conversion into other share class(es)	(11,292)	(225,345)
Net increase (decrease) in shares outstanding	(45,265)	$(1,247,545)

Year ended November 30, 2023:
Shares sold	176,948	$2,997,941
Shares issued in reinvestment of dividends and distributions	131,480	2,129,983
Shares purchased	(826,181)	(14,027,521)
Net increase (decrease) in shares outstanding before conversion	(517,753)	(8,899,597)
Shares issued upon conversion from other share class(es)	60,238	1,029,274
Shares purchased upon conversion into other share class(es)	(33,169)	(569,558)
Net increase (decrease) in shares outstanding	(490,684)	$(8,439,881)

Class C
Six months ended May 31, 2024:
Shares sold	34,082	$562,314
Shares issued in reinvestment of dividends and distributions	28,333	438,885
Shares purchased	(39,246)	(652,990)
Net increase (decrease) in shares outstanding before conversion	23,169	348,209
Shares purchased upon conversion into other share class(es)	(42,044)	(695,352)
Net increase (decrease) in shares outstanding	(18,875)	$(347,143)

Year ended November 30, 2023:
Shares sold	65,725	$962,421
Shares issued in reinvestment of dividends and distributions	17,358	242,137
Shares purchased	(151,344)	(2,195,211)
Net increase (decrease) in shares outstanding before conversion	(68,261)	(990,653)
Shares purchased upon conversion into other share class(es)	(80,104)	(1,172,484)
Net increase (decrease) in shares outstanding	(148,365)	$(2,163,137)

Share Class	Shares	Amount

Class R
Six months ended May 31, 2024:
Shares sold	21,764	$413,853
Shares issued in reinvestment of dividends and distributions	23,538	426,744
Shares purchased	(61,953)	(1,207,156)
Net increase (decrease) in shares outstanding	(16,651)	$(366,559)

Year ended November 30, 2023:
Shares sold	23,433	$392,407
Shares issued in reinvestment of dividends and distributions	13,167	212,509
Shares purchased	(134,765)	(2,266,571)
Net increase (decrease) in shares outstanding	(98,165)	$(1,661,655)

Class Z
Six months ended May 31, 2024:
Shares sold	185,933	$3,723,138
Shares issued in reinvestment of dividends and distributions	93,083	1,762,059
Shares purchased	(156,269)	(3,183,389)
Net increase (decrease) in shares outstanding before conversion	122,747	2,301,808
Shares issued upon conversion from other share class(es)	15,215	312,899
Shares purchased upon conversion into other share class(es)	(221)	(4,685)
Net increase (decrease) in shares outstanding	137,741	$2,610,022

Year ended November 30, 2023:
Shares sold	325,836	$5,875,901
Shares issued in reinvestment of dividends and distributions	43,508	730,941
Shares purchased	(463,183)	(8,071,964)
Net increase (decrease) in shares outstanding before conversion	(93,839)	(1,465,122)
Shares issued upon conversion from other share class(es)	40,691	722,047
Shares purchased upon conversion into other share class(es)	(1,164)	(20,153)
Net increase (decrease) in shares outstanding	(54,312)	$(763,228)

Class R6
Six months ended May 31, 2024:
Shares sold	5,150	$105,727
Shares issued in reinvestment of dividends and distributions	3,196	60,566
Shares purchased	(2,827)	(58,028)
Net increase (decrease) in shares outstanding	5,519	$108,265

Year ended November 30, 2023:
Shares sold	9,011	$161,822
Shares issued in reinvestment of dividends and distributions	7,172	120,487
Shares purchased	(253,410)	(4,590,027)
Net increase (decrease) in shares outstanding before conversion	(237,227)	(4,307,718)
Shares issued upon conversion from other share class(es)	606	10,874
Net increase (decrease) in shares outstanding	(236,621)	$(4,296,844)

Notes to Financial Statements (unaudited) (continued)

Jennison Health Sciences

Share Class	Shares	Amount

Class A
Six months ended May 31, 2024:
Shares sold	361,759	$13,837,013
Shares issued in reinvestment of dividends and distributions	979,653	33,827,434
Shares purchased	(1,644,437)	(62,649,758)
Net increase (decrease) in shares outstanding before conversion	(303,025)	(14,985,311)
Shares issued upon conversion from other share class(es)	58,990	2,276,396
Shares purchased upon conversion into other share class(es)	(106,266)	(4,123,040)
Net increase (decrease) in shares outstanding	(350,301)	$(16,831,955)

Year ended November 30, 2023:
Shares sold	895,368	$31,645,853
Shares issued in reinvestment of dividends and distributions	362,014	12,084,042
Shares purchased	(3,006,064)	(104,556,655)
Net increase (decrease) in shares outstanding before conversion	(1,748,682)	(60,826,760)
Shares issued upon conversion from other share class(es)	166,277	5,754,225
Shares purchased upon conversion into other share class(es)	(353,838)	(12,474,182)
Net increase (decrease) in shares outstanding	(1,936,243)	$(67,546,717)

Class C
Six months ended May 31, 2024:
Shares sold	190,219	$3,374,927
Shares issued in reinvestment of dividends and distributions	102,026	1,605,886
Shares purchased	(132,536)	(2,318,504)
Net increase (decrease) in shares outstanding before conversion	159,709	2,662,309
Shares purchased upon conversion into other share class(es)	(81,325)	(1,453,443)
Net increase (decrease) in shares outstanding	78,384	$1,208,866

Year ended November 30, 2023:
Shares sold	121,740	$2,071,815
Shares issued in reinvestment of dividends and distributions	36,693	598,466
Shares purchased	(150,176)	(2,544,483)
Net increase (decrease) in shares outstanding before conversion	8,257	125,798
Shares purchased upon conversion into other share class(es)	(127,088)	(2,148,554)
Net increase (decrease) in shares outstanding	(118,831)	$(2,022,756)

Share Class	Shares	Amount

Class R
Six months ended May 31, 2024:
Shares sold	27,201	$981,510
Shares issued in reinvestment of dividends and distributions	11,646	375,455
Shares purchased	(42,104)	(1,514,672)
Net increase (decrease) in shares outstanding	(3,257)	$(157,707)

Year ended November 30, 2023:
Shares sold	26,271	$864,089
Shares issued in reinvestment of dividends and distributions	4,334	135,986
Shares purchased	(51,654)	(1,707,653)
Net increase (decrease) in shares outstanding	(21,049)	$(707,578)

Class Z
Six months ended May 31, 2024:
Shares sold	2,242,564	$107,472,259
Shares issued in reinvestment of dividends and distributions	687,067	29,475,158
Shares purchased	(2,025,977)	(95,753,714)
Net increase (decrease) in shares outstanding before conversion	903,654	41,193,703
Shares issued upon conversion from other share class(es)	98,014	4,715,661
Shares purchased upon conversion into other share class(es)	(44,861)	(2,163,379)
Net increase (decrease) in shares outstanding	956,807	$43,745,985

Year ended November 30, 2023:
Shares sold	2,241,606	$95,830,532
Shares issued in reinvestment of dividends and distributions	260,698	10,670,366
Shares purchased	(4,963,298)	(211,691,074)
Net increase (decrease) in shares outstanding before conversion	(2,460,994)	(105,190,176)
Shares issued upon conversion from other share class(es)	294,920	12,760,389
Shares purchased upon conversion into other share class(es)	(173,798)	(7,465,056)
Net increase (decrease) in shares outstanding	(2,339,872)	$(99,894,843)

Class R6
Six months ended May 31, 2024:
Shares sold	125,611	$5,990,057
Shares issued in reinvestment of dividends and distributions	82,730	3,581,380
Shares purchased	(338,494)	(16,260,221)
Net increase (decrease) in shares outstanding before conversion	(130,153)	(6,688,784)
Shares issued upon conversion from other share class(es)	15,097	747,805
Net increase (decrease) in shares outstanding	(115,056)	$(5,940,979)

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended November 30, 2023:
Shares sold	448,217	$19,217,003
Shares issued in reinvestment of dividends and distributions	29,430	1,213,691
Shares purchased	(715,070)	(30,525,931)
Net increase (decrease) in shares outstanding before conversion	(237,423)	(10,095,237)
Shares issued upon conversion from other share class(es)	81,453	3,573,178
Net increase (decrease) in shares outstanding	(155,970)	$(6,522,059)

Jennison Utility

Share Class	Shares	Amount

Class A
Six months ended May 31, 2024:
Shares sold	1,278,340	$17,136,991
Shares issued in reinvestment of dividends and distributions	14,642,402	189,399,856
Shares purchased	(16,152,363)	(213,878,657)
Net increase (decrease) in shares outstanding before conversion	(231,621)	(7,341,810)
Shares issued upon conversion from other share class(es)	219,174	2,909,673
Shares purchased upon conversion into other share class(es)	(479,097)	(6,298,067)
Net increase (decrease) in shares outstanding	(491,544)	$(10,730,204)

Year ended November 30, 2023:
Shares sold	3,109,600	$44,383,720
Shares issued in reinvestment of dividends and distributions	14,985,692	219,957,507
Shares purchased	(22,662,280)	(320,420,299)
Net increase (decrease) in shares outstanding before conversion	(4,566,988)	(56,079,072)
Shares issued upon conversion from other share class(es)	627,334	9,078,985
Shares purchased upon conversion into other share class(es)	(1,115,880)	(15,991,010)
Net increase (decrease) in shares outstanding	(5,055,534)	$(62,991,097)

Class C
Six months ended May 31, 2024:
Shares sold	170,117	$2,270,484
Shares issued in reinvestment of dividends and distributions	247,254	3,172,972
Shares purchased	(430,927)	(5,679,125)
Net increase (decrease) in shares outstanding before conversion	(13,556)	(235,669)
Shares purchased upon conversion into other share class(es)	(164,480)	(2,163,161)
Net increase (decrease) in shares outstanding	(178,036)	$(2,398,830)

Share Class	Shares	Amount

Year ended November 30, 2023:
Shares sold	510,594	$7,284,567
Shares issued in reinvestment of dividends and distributions	269,027	3,931,675
Shares purchased	(739,196)	(10,331,751)
Net increase (decrease) in shares outstanding before conversion	40,425	884,491
Shares purchased upon conversion into other share class(es)	(613,411)	(8,810,913)
Net increase (decrease) in shares outstanding	(572,986)	$(7,926,422)

Class R
Six months ended May 31, 2024:
Shares sold	130,535	$1,722,998
Shares issued in reinvestment of dividends and distributions	467,327	6,039,776
Shares purchased	(769,804)	(10,205,421)
Net increase (decrease) in shares outstanding	(171,942)	$(2,442,647)

Year ended November 30, 2023:
Shares sold	393,844	$5,636,621
Shares issued in reinvestment of dividends and distributions	498,726	7,321,462
Shares purchased	(1,357,454)	(19,017,168)
Net increase (decrease) in shares outstanding	(464,884)	$(6,059,085)

Class Z
Six months ended May 31, 2024:
Shares sold	3,705,512	$49,911,432
Shares issued in reinvestment of dividends and distributions	1,813,563	23,567,894
Shares purchased	(6,007,196)	(79,447,334)
Net increase (decrease) in shares outstanding before conversion	(488,121)	(5,968,008)
Shares issued upon conversion from other share class(es)	488,011	6,447,821
Shares purchased upon conversion into other share class(es)	(86,928)	(1,171,212)
Net increase (decrease) in shares outstanding	(87,038)	$(691,399)

Year ended November 30, 2023:
Shares sold	5,906,271	$84,516,200
Shares issued in reinvestment of dividends and distributions	2,358,732	34,753,821
Shares purchased	(15,425,975)	(220,039,673)
Net increase (decrease) in shares outstanding before conversion	(7,160,972)	(100,769,652)
Shares issued upon conversion from other share class(es)	1,094,365	15,781,850
Shares purchased upon conversion into other share class(es)	(170,797)	(2,420,358)
Net increase (decrease) in shares outstanding	(6,237,404)	$(87,408,160)

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class R6
Six months ended May 31, 2024:
Shares sold	570,296	$7,613,976
Shares issued in reinvestment of dividends and distributions	181,836	2,357,641
Shares purchased	(528,780)	(7,023,118)
Net increase (decrease) in shares outstanding before conversion	223,352	2,948,499
Shares issued upon conversion from other share class(es)	19,751	274,946
Net increase (decrease) in shares outstanding	243,103	$3,223,445

Year ended November 30, 2023:
Shares sold	1,278,415	$18,246,373
Shares issued in reinvestment of dividends and distributions	237,138	3,494,055
Shares purchased	(2,767,089)	(40,271,238)
Net increase (decrease) in shares outstanding before conversion	(1,251,536)	(18,530,810)
Shares issued upon conversion from other share class(es)	168,839	2,361,446
Net increase (decrease) in shares outstanding	(1,082,697)	$(16,169,364)

8.	Borrowings

The RIC, on behalf of the Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The following Funds utilized the SCA during the reporting period ended May 31, 2024. The average balance outstanding is for the number of days the Funds utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at May 31, 2024
Jennison Financial Services	$ 978,500	6.42%	6	$1,128,000	$—
Jennison Utility	1,709,250	6.43	4	2,835,000	—

9.	Risks of Investing in the Funds

Each Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Financial Services	Jennison Health Sciences	Jennison Utility
Credit	–	–	X
Currency	X	X	X
Economic and Market Events	X	X	X
Equity and Equity-Related Securities	X	X	X
Financial Services Related Companies	X	–	–
Foreign Securities	X	X	X
Geographic Concentration	–	–	X
Growth Style	–	X	–
Health Sciences Sector	–	X	–
Increase in Expenses	X	X	X
Initial Public Offerings	X	X	X
Large Shareholder and Large Scale Redemption	X	X	X
Management	X	X	X
Market Capitalization	–	X	X
Market Disruption and Geopolitical	X	X	X
Market	X	X	X
Non-Diversified Investment Company	X	–	X
Utility Sector	–	–	X

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Notes to Financial Statements (unaudited) (continued)

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Financial Services Related Companies Risk: The Fund concentrates its investments in securities of financial services related companies. Financial services related companies are subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, price competition, cyberattacks and technology malfunctions and failures and other financial services related factors. The profitability of financial services companies, therefore, may be adversely affected under certain circumstances and in certain market cycles. Because financial services companies are vulnerable to these factors and cycles, a large portion of the Fund’s investments may lose value during such periods.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Health Sciences Sector Risk: Investments in health sciences companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices, procedures and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. Health sciences companies are affected by patent considerations, intense competition, pricing pressure, rapid technology change and obsolescence, changes in the demand for and costs of medical products and services, regulatory requirements of various federal and state agencies, product liability claims and other market developments. In addition, some of these companies are relatively small and have thinly traded securities, may not yet offer products or may offer a single product, and may have persistent losses during a new product’s transition from development to production, or erratic revenue patterns. The stock prices of these companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the Fund’s prospectus expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Notes to Financial Statements (unaudited) (continued)

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Utility Sector Risk: The Fund is subject to risks of the utility industry, such as changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest and exchange rate fluctuations, liabilities for environmental damage and changes in the cost of providing specific utility services, due to its concentration in utility securities. The utilities industry is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. When interest rates go up, the value of securities issued by utility companies historically has gone down. Although the average dividend yield of utility industry stocks has been higher than those of other companies, the total return of utility securities has historically underperformed those of industrial companies. In most countries and localities, the utility industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt

Notes to Financial Statements (unaudited) (continued)

or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utility companies. In addition, utility companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects. Energy conservation and changes in climate policy may also have a significant adverse impact on the revenues and expenses of utility companies. As a sector fund, the Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance indexes.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies- None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract– None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(a)(2) Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Sector Funds, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	July 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	July 17, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	July 17, 2024